MoA All America Fund Expense Example - MoA All America Fund - MoA All America Fund	Dec. 31, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	162
Expense Example, with Redemption, 5 Years	283
Expense Example, with Redemption, 10 Years	$ 636